CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 6 - Convertible Notes

During the years ended December 31, 2013 and 2012, the Company has issued convertible notes in the amount of $210,000 and $300,000, respectively. The convertible notes accrue interest at annual interest rates of 6% and mature within six months of original note issuance dates of December 5, 2012, March 5, 2013 and March 24, 2013 respectively and may be prepaid without penalty at any time.

The Convertible Notes are also convertible at any time at the option of the holder into shares of the Company’s common stock at a conversion price ranging from 4% to 8% of the total shares of common stock on a fully diluted basis. Therefore, since this embedded conversion feature provides for the settlement of this convertible note with shares of common stock at a rate which is variable in nature, this embedded conversion feature must be classified and accounted for as a derivative financial instrument.

Generally accepted accounting principles require that:

a)
Derivative financial instruments be recorded at their fair value on the date of issuance and then adjusted to fair value at each subsequent balance sheet date with any change in fair value reported in the statement of operations; and

b)	The classification of derivative financial instruments be reassessed as of each balance sheet date and, if appropriate, be reclassified as a result of events during the reporting period then ended.

The fair value of the embedded conversion feature aggregated to approximately $315,200 and $51,800 for the years ended December 31, 2013 and 2012, respectively, which has been recorded as a debt discount. The debt discount will be amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the straight-line method which approximates the interest method. The amortization of debt discount included as a component of interest expense in the statements of operations for the years ended December 31, 2013 and 2012 was approximately $358,370 and $8,600, respectively.

On November 11, 2013, the Company issued 2,699,880 common shares for settlement of approximately $511,200 of convertible notes which was 770,283 shares in excess of the contractual amount in the conversion provision. The fair value of the shares issued by the Company in excess was $309,890. Accordingly, the Company recorded a charge of this amount to interest expense. (see Note 10). For the year ended December 31, 2013, the note holders forgave approximately $15,300 of interest expense for no consideration and the Company recorded the charge to interest expense as a contribution to equity.